VARIABLE INTEREST ENTITIES (VIEs) (Tables)	6 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Sale Leaseback Transactions
The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of June 30, 2017:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Eskimo	November 2015	285.0	225.8	November 2018	128.3	November 2025

The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of June 30, 2017:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Tundra	November 2015	254.6	194.1	November 2018	114.6	November 2025

Summary of Payment Obligations Under the Bareboat Charter
A summary of our payment obligations under the bareboat charter with Eskimo SPV as of June 30, 2017 is shown below:

(in thousands of $)	2017(1)	2018	2019	2020	2021	After 2021
Golar Eskimo*	11,454	22,437	21,859	21,330	20,755	74,463

(1) For the six months ending December 31, 2017.
*This payment obligation table above includes variable rental payments due under the lease based on an assumed LIBOR of 0.39% plus margin, but excludes the repurchase obligation at the end of lease.
A summary of our payment obligations under the bareboat charter with Tundra SPV as of June 30, 2017 is shown below:

(in thousands of $)	2017(1)	2018	2019	2020	2021	After 2021
Golar Tundra*	10,432	20,446	19,934	19,466	18,953	68,097

(1) For the six months ending December 31, 2017.
*This table includes variable rental payments due under the lease based on an assumed rate of LIBOR of 0.39% plus margin, but excludes the repurchase obligation at the end of lease.

Schedule of Assets and Liabilities Impacting Balance Sheet	The impact of Eskimo SPV’s liabilities on our condensed consolidated balance sheet is as follows:

(in thousands of $)	June 30, 2017	December 31, 2016
Liabilities
Long-term debt	220,728	232,931